Borrowings - Summary of Loans (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Apr. 27, 2011
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	$ 15,214,780	$ 15,183,421
Current borrowings - unsecured		2,900,971
Unsecured borrowings from related parties		617,912
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	7,366,882	7,494,665	$ 10,000,000
Other Long-term Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	4,060,357	4,060,357
Interest Payables
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	$ 3,787,541	3,628,399
Current borrowings - unsecured		329,270
Unsecured borrowings from related parties		67,912
Loans from Shareholders
Disclosure Of Detailed Information About Borrowings [Line Items]
Current borrowings - unsecured		2,571,701
Loans from Related Parties
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured borrowings from related parties		$ 550,000